Stockholders' Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Stockholders' Equity
12. STOCKHOLDERS’ EQUITY
Preferred Stock
The Company has 10 million shares of undesignated preferred stock authorized but not issued with rights and preferences determined by the Company’s Board of Directors (the “Board”) at the time of issuance of such shares. As of December 31, 2025 and 2024, there were no shares of preferred stock issued and outstanding.
Common Stock
The Company has two classes of authorized common stock, Class A common stock and Class B common stock. Holders of Class A common stock are entitled to one vote for each share of Class A common stock held on all matters submitted to a vote of stockholders and holders of Class B common stock are entitled to ten votes for each share of Class B common stock held on all matters submitted to a vote of stockholders. Except with respect to voting, the rights of the holders of Class A and Class B common stock are identical. Shares of Class B common stock are voluntarily convertible into shares of Class A common stock at the option of the holder and are generally automatically converted into shares of the Company’s Class A common stock upon sale or transfer. Shares issued in connection with exercises of stock options or vesting of restricted stock units are generally automatically converted into shares of the Company’s Class A common stock.
Stock Repurchase Program
In August 2025, the Company began repurchasing shares of the Company’s Class A common stock under a stock repurchase program approved by the Board pursuant to which the Company is authorized to repurchase up to $400 million of the Company’s Class A common stock through December 31, 2026. The program does not obligate the Company to acquire any amount of Class A common stock, and the timing and total amount of share repurchases will depend on general market conditions, the trading price of the Company’s Class A common stock, corporate and regulatory requirements, the availability of funds, other investment opportunities, and other considerations. Repurchases may be executed through open market transactions at prevailing market prices, including pursuant to trading plans that comply with the requirements of Rule 10b5-1 of the Securities Exchange Act of 1934, as amended, or through other means.
The following table summarizes the share repurchase activity under the Company’s stock repurchase program during the year ended December 31, 2025 (in thousands, except share and per share data):

	Total Number of Shares Purchased	Average Price Per Share	Amount
Third Quarter	567,582	$88.10	$50,000
Fourth Quarter	975,294	$102.51	$99,982
Total share repurchases	1,542,876	$97.21	$149,982
All repurchases were made using cash resources, and shares purchased were immediately retired. As of December 31, 2025, $250 million remained available and authorized for repurchases under the stock repurchase program.
Common Stock Reserved for Issuance
As of December 31, 2025, the Company’s common stock reserved for issuance in the future is as follows (in thousands):

Common stock awards granted under equity incentive plans	11,429
Common stock awards available for issuance under the 2017 Employee Stock Purchase Plan *	5,089
Common stock awards available for issuance under the 2017 Amended and Restated Equity Incentive Plan	39,032
Total reserved shares of common stock	55,550
* The Company has not issued any common stock pursuant to the 2017 Employee Stock Purchase Plan.
Equity Incentive Plans
The Company currently grants equity awards under the Amended and Restated 2017 Equity Incentive Plan (the “2017 Plan”). The 2017 Plan became effective September 2017 in connection with the Company’s initial public offering (“IPO”). The 2017 Plan provides for the grant of incentive stock options to the Company’s employees and for the grant of non-statutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance stock awards, performance cash awards, and other forms of equity compensation to the Company’s employees, directors and consultants. The outstanding equity relates to the 2017 Plan and the 2008 Equity Incentive Plan (“2008 Plan”), a pre-IPO plan. No additional equity grants have been made pursuant to the 2008 Plan subsequent to the IPO.
The equity awards granted under the 2017 Plan vest subject to continuous service. Stock options granted under the 2017 Plan generally are granted at a price per share equivalent to the fair market value on the date of grant. Recipients of incentive stock option grants who possess more than 10% of the combined voting power of the Company are subject to certain limitations, and incentive stock options granted to such recipients are at a price no less than 110% of the fair market value at the date of grant.
Restricted Stock Units
Restricted stock unit activity for the year ended December 31, 2025 is as follows (in thousands, except per share data):

	Number of Shares	Weighted-Average Grant Date Fair Value per Share
Balance as of December 31, 2024	8,657	$74.80
Awarded	3,343	89.29
Released	(4,462)	84.64
Forfeited	(1,209)	73.77
Balance as of December 31, 2025	6,329	$75.70
The aggregate grant date fair value of restricted stock units granted during the years ended December 31, 2025, 2024, and 2023 was $298.5 million, $265.3 million, and $325.0 million, respectively.
The fair value of restricted stock units that vested during the years ended December 31, 2025, 2024, and 2023 was $377.6 million, $376.8 million, and $314.0 million, respectively.
The unrecognized stock-based compensation expense related to unvested restricted stock units awarded to employees as of December 31, 2025 was $414.4 million, which the Company expects to recognize over a weighted-average period of approximately 1.7 years.
Stock Options
Stock option activity for the year ended December 31, 2025 is as follows (in thousands, except years and per share data):

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance as of December 31, 2024	5,759	$75.24	6.6
Granted	338	89.16
Exercised	(921)	37.71
Forfeited and expired	(76)	71.82
Balance as of December 31, 2025	5,100	$82.85	6.0	$201,091

Options exercisable as of December 31, 2025	4,044	$87.02	5.4	$157,118
The weighted-average grant date fair value per share of options granted during the years ended December 31, 2025, 2024, and 2023 was $52.78, $34.92, and $42.43, respectively.
The intrinsic value for stock options exercised in the years ended December 31, 2025, 2024, and 2023 was $55.3 million, $16.4 million, and $38.9 million, respectively. Intrinsic value represents the difference between the fair values of the Company’s common stock and the stock options’ exercise price on the date of grant.
As of December 31, 2025, the Company had $38.1 million of unrecognized stock-based compensation expense related to unvested stock options that is expected to be recognized over a weighted-average period of approximately 1.5 years.
Stock-based Compensation
The Company measures the cost of employee services received in exchange for an equity award based on the grant date fair value of the award. Stock options granted to employees generally vest over one to four years and have a term of ten years. Restricted stock units generally vest over one to four years. No stock-based compensation was capitalized for the years ended December 31, 2025, 2024, and 2023.
The following table presents the total stock-based compensation expense for the years ended December 31, 2025, 2024, and 2023 (in thousands):

	Years Ended December 31,
	2025	2024	2023
Cost of revenue, platform	$1,218	$1,455	$1,478
Cost of revenue, devices	270	1,373	3,761
Research and development	136,815	146,673	147,989
Sales and marketing	127,382	137,556	130,362
General and administrative	88,484	97,605	86,540
Total stock-based compensation	$354,169	$384,662	$370,130
The fair value of stock options granted is estimated on the grant date using the Black-Scholes option-valuation model. The assumptions used to value stock options granted during the years ended December 31, 2025, 2024, and 2023 are as follows:

Years Ended December 31,
	2025	2024	2023
Expected term (in years)	5.0 - 5.8	5.0 - 6.3	5.0 - 5.8
Risk-free interest rate	3.73 - 4.38%	3.51 - 4.64%	3.48 - 4.72%
Expected volatility	60 - 63%	62 - 63%	61 - 63%
Dividend rate	—	—	—